Business Combination - Schedule of Consummation of Business Combination (Details)	12 Months Ended
Dec. 31, 2021 shares
Business Acquisition [Line Items]
FSDC II shares issued through Business Combination, net of redemption	25,514,761
Shares issued pursuant to the PIPE Investment	7,500,000
Business Combination and PIPE Investment shares	33,014,761
Total Shares of New Pardes common stock issued immediately following Business Combination	62,378,996
Shares of restricted stock subject to the right of repurchase	(5,613,463)
Total shares of New Pardes common stock outstanding immediately following the Business Combination	56,765,533
Old Pardes Common Stock
Business Acquisition [Line Items]
Conversion of Old Pardes preferred stock for common stock	9,763,042
Conversion of Old Pardes common stock for common stock	9,763,042
Old Pardes Preferred Stock
Business Acquisition [Line Items]
Conversion of Old Pardes preferred stock for common stock	19,601,193
Conversion of Old Pardes common stock for common stock	19,601,193